Earnings Per Share - Schedule of Weighted Average Number of Shares (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (1,439)	$ (149)	$ (1,782)	$ (563)	$ (2,222)	$ (4,935)	$ (4,202)
Less: earnings available to participating securities
Net loss available to common shareholders, basic					(2,222)	(4,935)	(4,202)
Net loss available to common shareholders, diluted					$ (2,222)	$ (4,935)	$ (4,202)
Weighted average shares outstanding, basic (in shares)	616.6	605.5	614.8	603.9	606.1	595.2	588.0
Participating securities (in shares)	0.3	0.3	0.3	0.3	0.3	0.3	0.4
Weighted average common shares outstanding, basic (in shares)	616.3	605.2	614.5	603.6	605.8	594.9	587.6
Weighted average shares outstanding, diluted (in shares)	616.6	605.5	614.8	603.9	606.1	595.2	588.0
Weighted average common shares outstanding, diluted (in shares)	616.3	605.2	614.5	603.6	605.8	594.9	587.6
Net loss per share, basic (in dollars per share)	$ (2.33)	$ (0.25)	$ (2.9)	$ (0.93)	$ (3.67)	$ (8.3)	$ (7.15)
Net loss per share, diluted (in dollars per share)	$ (2.33)	$ (0.25)	$ (2.9)	$ (0.93)	$ (3.67)	$ (8.3)	$ (7.15)